Organization and principal activities (Schedule of Financial Statement Amounts and Balances for Variable Interest Entities) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,524,982		¥ 1,200,457	¥ 3,138,387	$ 233,385	$ 183,719	¥ 681,509
Short-term investments	3,437,707		833,480		526,110
Accounts receivable, net	667,750		424,892		102,193
Prepayments and other current assets	657,272		426,056		100,590
Property and equipment, net	1,351,681		1,480,921		206,863
Long-term investments	1,808,601		2,118,461		276,790
Long-term prepayments and other non-current assets	755,260		223,767		115,586
Total assets	28,266,512		25,326,006		4,325,933
Accounts payable	624,300		611,947		95,543
Deferred revenues	2,123,755		1,845,846		325,021
Customer advances	1,365,437		1,236,076		208,968
Taxes payable	186,491		62,084		28,541
Salary and welfare payable	536,831		553,506		82,157
Accrued expenses and other current liabilities	689,134		727,904		105,466
Deferred tax liabilities	319,219		373,810		48,854
Total liabilities	6,714,970		7,473,830		$ 1,027,665
Revenue	10,068,780	$ 1,540,935	7,592,127	4,478,098
Net income/(loss)	1,285,068	196,670	(783,764)	(1,573,640)
Net cash provided by operating activities	2,697,317	412,800	1,887,849	198,538
Net cash provided/(used in) by investing activities	(2,861,564)	(437,937)	(3,948,027)	(2,781,242)
Net cash provided by financing activities	571,076	$ 87,399	58,631	4,930,710
Consolidated VIE's [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	320,493		351,860
Short-term investments	1,679,516		425,000
Accounts receivable, net	409,759		211,907
Prepayments and other current assets	477,308		141,508
Property and equipment, net	111,962		121,207
Long-term investments	193,867		149,489
Intangible assets, net and goodwill	15,808,421		16,052,273
Long-term prepayments and other non-current assets	224,671		38,047
Total assets	19,225,997		17,491,291
Accounts payable	171,306		199,618
Deferred revenues	872,148		859,956
Customer advances	288,953		296,595
Taxes payable	53,629		14,740
Salary and welfare payable	233,692		254,958
Inter-company payable	2,147,933		1,330,757
Accrued expenses and other current liabilities	190,498		205,441
Deferred tax liabilities	282,603		329,611
Total liabilities	4,240,822		3,491,676
Revenue	4,086,645		2,459,689	1,669,685
Net income/(loss)	649,831		(457,054)	(853,773)
Net cash provided by operating activities	1,272,425		396,925	175,097
Net cash provided/(used in) by investing activities	(1,449,482)		(446,062)	212,875
Net cash provided by financing activities	¥ 3,485		¥ 28,235	¥ 0